Accrued And Other Liabilities (Other Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 25, 2014	Jun. 26, 2013
ACCRUED AND OTHER LIABILITIES [Abstract]
Straight-line rent	$ 57,462	$ 57,129
Insurance	36,352	38,602
Landlord contributions	23,404	24,029
Unrecognized tax benefits	5,247	5,055
Other	6,633	7,078
Other liabilities	$ 129,098	$ 131,893